SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2003
SHAREHOLDERS' EQUITY [Abstract]
Authorized grant of options, aggregate amount, shares						1,666,667
Authorized grants, additional options, shares					500,000
Vesting terms and description		One third of the options granted under the Company's Plan vest immediately on the grant date and the remaining two thirds vest ratably over two years.
Options granted, maximum number of years before expiration		10 years
Minimum percent of fair market value of ordinary share on the date of grant, exercise price		60.00%
Minimum percent of fair market value of ordinary share on the date of grant, exercise price, non-employee		80.00%
Share-based compensation for employees
Warrants outstanding		1,200,000
Common stock, price per share	$ 2.04	$ 2.5
Risk free interest rate	0.41%
Volatility factor	52.50%
Dividend yield	0.00%
Contractual life, years	3 years
Warrants issued	1,200,000
Warrant exercise price	2.5
Warrants issued, term, years	3 years